Average Annual Total Returns - Class A B C F and IS Shares - Federated Hermes Muni and Stock Advantage Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Allocation Funds Average–30% to 50% Equity 1 Year		Morningstar Allocation Funds Average–30% to 50% Equity 5 Years		Morningstar Allocation Funds Average–30% to 50% Equity 10 Years
Total	6.95%	3.45%	5.80%	6.70%	2.90%	5.34%	4.88%	2.88%	4.92%	6.94%	3.51%	5.76%	11.45%	3.85%	5.61%	11.18%	4.41%	6.29%	13.57%	4.90%	6.61%	7.26%	[1]	3.50%	[1]	4.41%	[1]	26.54%	[2]	8.29%	[2]	11.80%	[2]	14.90%	[3]	5.60%	[3]	7.55%	[3]	31.49%	[4]	11.70%	[4]	13.56%	[4]	14.81%	[5]	4.66%	[5]	6.19%	[5]

[1]	The S&P Municipal Bond Index, one of the Fund’s broad-based securities market indices, is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality—from “AAA” to non-rated, including defaulted bonds—from all sectors of the municipal bond market.
[2]	The Russell 1000® Value Index, one of the Fund’s broad-based securities market indices, measures the performance of the large-cap value segment of the U.S. equity universe.
[3]	The Blended Index is a custom blend of 60% S&P Municipal Bond Index and 40% Russell 1000® Value Index.
[4]	The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.